SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE (Details)	1 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
State tax, net of federal benefit	3.00%
Change in valuation allowance	(22.00%)	(17.00%)
Change in warrant valuation	2.00%	1.00%
Net operating loss reduction due to Section 382 limitation	(1.00%)	(1.00%)
Permanent items	(1.00%)	(1.00%)
Deferred adjustments, return to provision	(2.00%)	(3.00%)
Effective income tax rate